                      Supplement dated December 1, 2000 to
                       Prospectuses dated May 1, 2000 for
                              PROTECTIVE PREMIERE I
                             PROTECTIVE PREMIERE II
                         PROTECTIVE SINGLE PREMIUM PLUS
                           PROTECTIVE TRANSITIONS; and
                        Prospectus dated June 7, 2000 for
                          PROTECTIVE PREMIERE SURVIVOR
                   issued by Protective Life Insurance Company
                                 (800) 866-3555


As of January 1, 2001, the following Sub-Accounts will no longer be available for additional investment, including Dollar Cost Averaging, Portfolio Rebalancing, new policy allocations and transfers of Policy Value from other Sub- Accounts:

Calvert Variable Series, Inc.:                Social Small Cap Growth Portfolio

Van Eck Worldwide Insurance Trust:                   Worldwide Hard Assets Fund
                                                     Worldwide Real Estate Fund

As of January 1, 2001, the following Sub-Accounts will become available, subject to state regulatory approval:

Fidelity-Registered Trademark-Variable Insurance Products Funds:              VIP Index 500 Portfolio, SC
                                                                              VIP Growth Portfolio, SC
                                                                              VIP Contrafund-Registered Trademark- Portfolio, SC

Expense Table
The Annual Fund Expenses (without reimbursement and expense reductions) are amended by adding the following information relating to the period January 1 to December 31, 1999:


Fidelity-Registered Trademark-Variable Insurance     Management        12b-1 Fees          Other Expenses         Total Annual Fund
Products Funds(7):                                  (Advisory)                                After                 Expenses
                                                       Fees                               Reimbursement              (after
                                                                                                                 reimbursement)
VIP Index 500 Portfolio, SC                             0.24%              0.10%                0.10%                    0.44%
VIP Growth Portfolio, SC                                0.58%              0.10%                0.09%                    0.77%
VIP Contrafund-Registered Trademark- Portfolio, SC      0.58%              0.10%                0.10%                    0.78%

The footnotes relating to the Annual Fund Expenses table are amended to add the following information:

         (7) Fidelity Management & Research Company (FMR) has voluntarily agreed to reimburse Service Class of each Portfolio in the event that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses), as a percentage of their respective net assets, exceed the following thresholds: VIP Index 500 Portfolio, SC, 0.38%; VIP Growth Portfolio, SC, 1.60%; and VIP Contrafund-Registered Trademark- Portfolio, SC, 1.10%. These arrangements can be discontinued by FMR at any time. Because distribution and/or service (12b-1) fees are paid out of the Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The information under the caption "Protective Variable Life Separate Account" is amended to include the following Sub-Accounts where applicable:
Fidelity VIP Index 500, SC; Fidelity VIP Growth, SC; and Fidelity VIP Contrafund-Registered Trademark-, SC. The information under the caption "The Funds" is amended to include the Fidelity-Registered Trademark-Variable Insurance Products Funds managed by Fidelity Management & Research Company and subadvised by Bankers Trust Company in the case of the Fidelity VIP Index 500 Portfolio, SC and FMR Co., Inc. in the case of the Fidelity VIP Growth Portfolio, SC and Fidelity VIP Contrafund-Registered Trademark- Portfolio, SC.

The information under the caption "The Funds" is also amended by adding the following:

Fidelity-Registered Trademark- Variable Insurance Products Funds

 VIP                                                       Index 500 Portfolio, SC. This Fund
                                                           seeks investment results that
                                                           correspond to the total return of
                                                           common stocks publicly traded in the
                                                           United States, as represented by the
                                                           S&P 500.

 VIP Growth Portfolio, SC.                                 This Fund seeks to achieve capital
                                                           appreciation.

 VIP Contrafund-Registered Trademark-Portfolio, SC.        This Fund seeks long-term capital
                                                           appreciation.

         The information under the caption "Other Investors in the Funds" is amended to include the Portfolios from the Fidelity-Registered Trademark-Variable Insurance Products Funds.